Accrued Expenses And Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payable to online advertising platforms as agency	¥ 495,875	$ 77,814	¥ 744,314
Salary and welfare payable	56,073	8,799	104,716
Accrued operating expenses	148,863	23,360	203,820
Advance received in advertising agency services	137,267	21,540	73,034
Accrued advertising, marketing and promotional expenses	51,193	8,033	48,027
Deferred revenue	156,994	24,636	108,376
Operating lease liabilities current portion	17,452	2,739	6,876
Other taxes payable	17,678	2,774	23,468
Accrued bandwidth and cloud service costs	363	57	1,853
Others	55,590	8,723	75,558
Total	¥ 1,137,348	$ 178,475	¥ 1,390,042